                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Insurance Company of the West
Address:   11455 El Camino Real
           San Diego, CA 92130

Form 13F File Number:
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    H. Michael Freet
Title:   Chief Financial Officer
Phone:   (858) 350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                               San Diego, CA        05/10/2007
----------------------------------------   ------------------   ----------------
[Signature]                                  [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3

Form 13F Information Table Entry Total:          93

Form 13F Information Table Value Total:    $370,874
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13-F File Number   Name

      1    028-11686               American Assets, Inc.
      2    028-11690               Ernest S. Rady
      3    028-12131               American Assets Investment Management, LLC

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                                   Form 13-F
                               Information Table
                              as of March 31, 2007

          COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8
-------------------------------------------------------------------------------------------------------------------
                              TITLE OF             VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER          CLASS    CUSIP   [x$1000] PRN AMT PRN CALL DISCRETION  MANAGERS   SOLE  SHARED NONE
-------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES           COM      002824100     4464   80000 SH       DEFINED    NOS 1 & 2   80000
ACHILLION PHARMACEUTICALS     COM      00448Q201       95   16400 SH       DEFINED    NOS 1 & 2   16400
ALCOA INC                     COM      013817101      339   10000 SH       DEFINED    NOS 1 & 2   10000
ALTRIA GROUP INC              COM      02209S103    28099  320000 SH       DEFINED    NOS 1 & 2  320000
AMERICAN ELEC PWR             COM      025537101      596   12225 SH       DEFINED    NOS 1 & 2   12225
AMGEN INC                     COM      031162100     2107   37700 SH       DEFINED    NOS 1 & 2   37700
ANADARKO PETROLEUM CORP       COM      032511107      645   15000 SH       DEFINED    NOS 1 & 2   15000
ANGIODYNAMICS INC             COM      03475V101      108    6400 SH       DEFINED    NOS 1 & 2    6400
BAKER HUGHES INC              COM      057224107      661   10000 SH       DEFINED    NOS 1 & 2   10000
BANCO SANTANDER CENT          COM      05964H105     2050  115000 SH       DEFINED    NOS 1 & 2  115000
BANK AMER CORP                COM      060505104    23265  456000 SH       DEFINED    NOS 1 & 2  456000
BEAR STEARNS                  COM      073902108    10149   67500 SH       DEFINED    NOS 1 & 2   67500
BERKSHIRE HATHAWAY            COM      084670207       18       5 SH       DEFINED    NOS 1 & 2       5
BP PLC ADR                    COM      055622104     2979   46000 SH       DEFINED    NOS 1 & 2   46000
CAPITAL ONE FINANCIAL         COM      14040H105     7637  101200 SH       DEFINED    NOS 1 & 2  101200
CATERPILLLAR INC              COM      149123101     2011   30000 SH       DEFINED    NOS 1 & 2   30000
CBS CORP                      COM      124857202      612   20000 SH       DEFINED    NOS 1 & 2   20000
CHUBB CORP                    COM      171232101     3617   70000 SH       DEFINED    NOS 1 & 2   70000
CINCINNATI FINL CORP          COM      172062101      467   11025 SH       DEFINED    NOS 1 & 2   11025
CITIGROUP INC                 COM      172967101     1540   30000 SH       DEFINED    NOS 1 & 2   30000
COCA COLA                     COM      191216100     1200   25000 SH       DEFINED    NOS 1 & 2   25000
COMCAST CORP                  COM      20030N101     3893  150000 SH       DEFINED    NOS 1 & 2  150000
COMMUNITY HEALTH SYS          COM      203668108      240    6800 SH       DEFINED    NOS 1 & 2    6800
COMPUTER PROGRAMS & SYS INC   COM      205306103      110    4100 SH       DEFINED    NOS 1 & 2    4100
CONOCOPHILLIPS                COM      20825C104     7997  117000 SH       DEFINED    NOS 1 & 2  117000
DDI CORP                      COM      233162502       34    5000 SH       DEFINED    NOS 1 & 2    5000
DUKE ENERGY CORP              COM      264399106     2029  100000 SH       DEFINED    NOS 1 & 2  100000
EBAY INC                      COM      278642103      995   30000 SH       DEFINED    NOS 1 & 2   30000
EDISON INTL                   COM      281020107     6141  125000 SH       DEFINED    NOS 1 & 2  125000
ELI LILLY                     COM      532457108     2954   55000 SH       DEFINED    NOS 1 & 2   55000
ENDOLOGIX INC                 COM      29266S106      371   94300 SH       DEFINED    NOS 1 & 2   94300
EXXON MOBIL                   COM      30231G102     3773   50000 SH       DEFINED    NOS 1 & 2   50000
FEDERAL HM LN MTG CORP        COM      313400301    19037  320000 SH       DEFINED    NOS 1 & 2  320000
FEDERAL NATL INFORMATION SVCS COM      31620M106     2603   57261 SH       DEFINED    NOS 1 & 2   57261
FIDELITY NATL FINANCIAL INC   COM      31620R105     3128  130281 SH       DEFINED    NOS 1 & 2  130281
FEDERAL NATIONAL MTG ASSN     COM      313586109     6004  110000 SH       DEFINED    NOS 1 & 2  110000
FPL GROUP INC                 COM      302571104      901   14724 SH       DEFINED    NOS 1 & 2   14724
FORT CHICAGO ENERGY           COM      346921109      374   41100 SH       DEFINED    NOS 1 & 2   41100
GENERAL ELECTRIC CO.          COM      369604103     4774  135000 SH       DEFINED    NOS 1 & 2  135000
GENERAL MILLS                 COM      370334104     2044   35100 SH       DEFINED    NOS 1 & 2   35100
GLAXOSMITHKLINE               COM      37733W105     4973   90000 SH       DEFINED    NOS 1 & 2   90000
HAEMONETICS CORP              COM      405024100      416    8900 SH       DEFINED    NOS 1 & 2    8900
HARTFORD FIN SVCS GRP         COM      416515104     8602   90000 SH       DEFINED    NOS 1 & 2   90000
HERLEY INDS INC               COM      427398102      156   10000 SH       DEFINED    NOS 1 & 2   10000

HOME DEPOT                    COM      437076102     1102   30000 SH       DEFINED    NOS 1 & 2   30000
HSBC HLDGS PLC                COM      404280406     7047   80250 SH       DEFINED    NOS 1 & 2   80250
HOSPIRA INC                   COM      441060100      450   11000 SH       DEFINED    NOS 1 & 2   11000
HOST MARRIOTT CORP            COM      44107P104      644   24487 SH       DEFINED    NOS 1 & 2   24487
ICU MED INC                   COM      44930G107      749   19100 SH       DEFINED    NOS 1 & 2   19100
INDYMAC BANCORP INC           COM      456607100      532   16600 SH       DEFINED    NOS 1 & 2   16600
INERGY LP                     COM      456615103      490   15000 SH       DEFINED    NOS 1 & 2   15000
INTEL CORP                    COM      458140100     1148   60000 SH       DEFINED    NOS 1 & 2   60000
INVACARE CORP                 COM      461203101      143    8200 SH       DEFINED    NOS 1 & 2    8200
INVITROGEN CORP               COM      46185R100      363    5700 SH       DEFINED    NOS 1 & 2    5700
JOHNSON & JOHNSON             COM      478160104     5050   83800 SH       DEFINED    NOS 1 & 2   83800
JP MORGAN CHASE & CO.         COM      46625H100    19594  405000 SH       DEFINED    NOS 1 & 2  405000
KROGER CO.                    COM      501044101     1978   70000 SH       DEFINED    NOS 1 & 2   70000
MACERICH CO.                  COM      554382101     4618   50000 SH       DEFINED    NOS 1 & 2   50000
MEDIMMUNE INC                 COM      584699102      368   10100 SH       DEFINED    NOS 1 & 2   10100
MERIDIAN BIOSCIENCE INC       COM      589584101       56    2000 SH       DEFINED    NOS 1 & 2    2000
MICROSOFT CORP                COM      594918104     3344  120000 SH       DEFINED    NOS 1 & 2  120000
MICRUS ENDOVASCULAR CORP      COM      59518V102      806   33800 SH       DEFINED    NOS 1 & 2   33800
MORGAN STANLEY DEAN           COM      617446448     8664  110000 SH       DEFINED    NOS 1 & 2  110000
NATL MED HLTH CARD SYS INC    COM      636918302       25    1600 SH       DEFINED    NOS 1 & 2    1600
NATUS MED INC                 COM      639050103       62    3500 SH       DEFINED    NOS 1 & 2    3500
OPTION CARE INC               COM      683948103      181   13600 SH       DEFINED    NOS 1 & 2   13600
OVERSEAS SHIPHOLDING          COM      690368105     4382   70000 SH       DEFINED    NOS 1 & 2   70000
PATTERSON COS INC             COM      703395103      383   10800 SH       DEFINED    NOS 1 & 2   10800
PEPSICO INC                   COM      713448108    12483  196400 SH       DEFINED    NOS 1 & 2  196400
PFIZER INC                    COM      717081103    10761  426000 SH       DEFINED    NOS 1 & 2  426000
PG&E CORP                     COM      69331C108     4827  100000 SH       DEFINED    NOS 1 & 2  100000
PINNACLE WEST CAP CORP        COM      723484101     4825  100000 SH       DEFINED    NOS 1 & 2  100000
PLEXUS CORP                   COM      729132100       82    4800 SH       DEFINED    NOS 1 & 2    4800
PLUM CREEK TIMBER CO.         COM      729251108     3154   80000 SH       DEFINED    NOS 1 & 2   80000
POLYMEDICA INDS INC           COM      731738100      428   10100 SH       DEFINED    NOS 1 & 2   10100
PPL CORPORATION               COM      69351T106     4090  100000 SH       DEFINED    NOS 1 & 2  100000
ROYAL DUTCH SHELL PLC         COM      780259206     9282  140000 SH       DEFINED    NOS 1 & 2  140000
SANDISK CORP                  COM      80004C101     1139   26000 SH       DEFINED    NOS 1 & 2   26000
SLM CORPORATION               COM      78442P106     1023   25000 SH       DEFINED    NOS 1 & 2   25000
SPECTRA ENERGY                COM      847560109     1314   50000 SH       DEFINED    NOS 1 & 2   50000
STARWOOD HOTELS               COM      85590A203     2594   40000 SH       DEFINED    NOS 1 & 2   40000
SUPERVALUE INC                COM      868536103      178    4550 SH       DEFINED    NOS 1 & 2    4550
TIME WARNER INC               COM      887317105      592   30000 SH       DEFINED    NOS 1 & 2   30000
TRIMERIS INC                  COM      896263100       43    6300 SH       DEFINED    NOS 1 & 2    6300
UNUMPROVIDENT CORP            COM      91529Y106     1585   68843 SH       DEFINED    NOS 1 & 2   68843
USG CORP                      COM      903293405     1867   40000 SH       DEFINED    NOS 1 & 2   40000
VIACOM INC                    COM      92553P201      822   20000 SH       DEFINED    NOS 1 & 2   20000
WACHOVIA CORP                 COM      929903102    49538  899864 SH       DEFINED    NOS 1 & 2  899864
WAL-MART STORES               COM      931142103     1878   40000 SH       DEFINED    NOS 1 & 2   40000
WELLS FARGO & CO.             COM      949746101    13772  400000 SH       DEFINED    NOS 1 & 2  400000
WHOLE FOODS MARKET INC        COM      966837106      897   20000 SH       DEFINED    NOS 1 & 2   20000
WYETH                         COM      983024100     5003  100000 SH       DEFINED    NOS 1 & 2  100000
YUM BRANDS                    COM      988498101     2310   40000 SH       DEFINED    NOS 1 & 2   40000